COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Letters of Credit Outstanding, Amount	$ 900,000
Operating Leases, Rent Expense	$ 4,104,000	$ 3,527,000	$ 2,442,000
Israel [Member]
Commitments and Contingencies Disclosure [Line Items]
Office Lease Area	61,500
Massachusett [Member]
Commitments and Contingencies Disclosure [Line Items]
Office Lease Area	25,000
Burnham [Member]
Commitments and Contingencies Disclosure [Line Items]
Office Lease Area	11,500
Melbourne [Member]
Commitments and Contingencies Disclosure [Line Items]
Office Lease Area	10,000
Gurgaon [Member]
Commitments and Contingencies Disclosure [Line Items]
Office Lease Area	22,000
Brazil [Member]
Commitments and Contingencies Disclosure [Line Items]
Office Lease Area	24,000
California [Member]
Commitments and Contingencies Disclosure [Line Items]
Office Lease Area	9,000